Annual Total Returns - Fidelity Simplicity RMD 2015 Fund [BarChart] - 07.31 Fidelity Simplicity RMD Funds Retail Combo PRO-13 - Fidelity Simplicity RMD 2015 Fund - Fidelity Simplicity RMD 2015 Fund	Aug. 03, 2022
Bar Chart Table:
Annual Return 2011	(1.45%)
Annual Return 2012	12.58%
Annual Return 2013	17.08%
Annual Return 2014	5.79%
Annual Return 2015	(0.02%)
Annual Return 2016	7.06%
Annual Return 2017	12.52%
Annual Return 2018	(3.81%)
Annual Return 2019	14.71%
Annual Return 2020	11.33%